Apr. 28, 2017

GAMCO GLOBAL SERIES FUNDS, INC.

Supplement dated June 22, 2017

to

Prospectus dated April 28, 2017; and

Statement of Additional Information dated April 28, 2017

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated April 28, 2017, of GAMCO Global Series Funds, Inc. (the “Company”). Unless otherwise indicated, all other information included in the Prospectus and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus and SAI.

Offering of Class T Shares for The GAMCO Global Telecommunications Fund

Effective July 5, 2017, Class T shares of The GAMCO Global Telecommunications Fund (the “Global Telecommunications Fund”) are offered for sale. All references in the Prospectus and SAI to the Class T shares of the Global Telecommunications Fund not being currently offered for sale are hereby deleted effective July 5, 2017. The Prospectus does not show returns for Class T shares of the Global Telecommunications Fund since Class T shares of the Global Telecommunications Fund were not offered prior to July 5, 2017. For information regarding the Class T shares of the Global Telecommunications Fund, see the Company’s Prospectus and SAI.

The NASDAQ ticker symbol for the Net Asset Value of Class T shares of the Global Telecommunications Fund is GGTTX.

Conversions from Class C Shares to Class A Shares for The GAMCO Global Opportunity Fund

The Distributor has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”), pursuant to which Class C shares of the Global Opportunity Fund held by a Merrill Lynch customer will be converted into Class A shares of the Global Opportunity Fund in the month of the 10-year anniversary of the purchase date. Under current interpretation of applicable federal income tax law by the Internal Revenue Service, voluntary conversions to a different class of shares generally should not be treated as a taxable event.

Changes to The GAMCO Global Telecommunications Fund

Effective as of September 5, 2017, the following changes are being made with respect to The GAMCO Global Telecommunications Fund.

Name Change

Effective as of September 5, 2017, “The GAMCO Global Telecommunications Fund” will change its name and become “The Gabelli Global Content & Connectivity Fund” and all references to “The GAMCO Global Telecommunications Fund” or the “Global Telecommunications Fund” will be changed to “The Gabelli Global Content & Connectivity Fund” or the “Global Content & Connectivity Fund”, as the case may be.

Principal Investment Strategies

Effective as of September 5, 2017, the Principal Investment Strategies of the Global Content & Connectivity Fund will be as follows.

Under normal market conditions, the Global Content & Connectivity Fund will invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC, the Global Content & Connectivity Fund’s investment adviser (the “Adviser”), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Content & Connectivity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Content & Connectivity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Content & Connectivity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. In accordance with its existing concentration policy, the Global Content & Connectivity Fund will continue to invest at least 25% of the value of its total assets in the telecommunications-related industry, and not invest more than 25% of the value of its total assets in any other particular industry.

The companies in which the Global Content & Connectivity Fund may invest are engaged in the following products, services, or activities: telecommunications services (including data, video, voice, advanced IP-based services, corporate networking solutions, messaging and other communication and connectivity applications based on established and emerging technologies); telecommunications infrastructure and equipment; media & entertainment (including television; radio; cable networks; filmed, live, and digital entertainment; advertising; publishing; emerging forms of digital and interactive content; eSports; and eGaming); consumer electronics; e-commerce & information technology (including Internet software and services; application, systems, and home entertainment software; IT consulting, data processing, and technology hardware and equipment). Additional cross-industry investment focus areas include: cloud computing, The Internet of Things (“IoT”) (including solutions related to connected vehicle, connected home, smart city, smart grid), Big Data, artificial intelligence, machine learning, robotics, cybersecurity, virtual reality, augmented reality, digital convergence, biometric and wearable devices, eHealth, eGovernment, financial technology, over-the-top (“OTT”) content and applications, and software-as-a-service (“SaaS”).

Principal Risks

Effective as of September 5, 2017, the Principal Risks of the Global Content & Connectivity Fund will be as follows.

You may want to invest in the Global Content & Connectivity Fund if:

•	you are a long term investor

•	you seek growth of capital

•	you seek to diversify your investments outside the U.S.

The Global Content & Connectivity Fund’s share price will fluctuate with changes in the market value of the Global Content & Connectivity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Content & Connectivity Fund is not guaranteed; you may lose money by investing in the Global Content & Connectivity Fund. When you sell Global Content & Connectivity Fund shares, they may be worth less than what you paid for them.

In addition to the risks generally applicable to all Funds set forth in the Prospectus and SAI, investing in the Global Content & Connectivity Fund will in particular involve the following risks:

•	Concentration Risk. Because the Global Content & Connectivity Fund will invest at least 25% of its total assets in securities of companies in the telecommunications related industry, and will otherwise focus its investments in the media and information technology industries, the Global Content & Connectivity Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. As the diversification of the Global Content & Connectivity Fund’s holdings is measured at the time of purchase, certain securities may become a larger percentage of the Global Content & Connectivity Fund’s total assets due to movements in the financial markets. If the markets affect several securities held by the Global Content & Connectivity Fund, it may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Global Content & Connectivity Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

•	Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Content & Connectivity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances. These fluctuations may cause a security to be worth less than it was worth when it was purchased by the Global Content & Connectivity Fund. Because the value of securities, and thus shares of the Global Content & Connectivity Fund, could decline, you could lose money.

•	Foreign Securities Risk. Since the Global Content & Connectivity Fund invests outside the United States, the following additional risks apply:

•	Currency Risk — Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The Global Content & Connectivity Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Content & Connectivity Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

•	Information Risk — Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk — Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Global Content & Connectivity Fund’s ability to bring its capital or income back to the United States. Other political risks include economic policy changes, social and political instability, military action, and war.

•	Liquidity Risk — Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

•	Access Risk — The risk that some countries may restrict the Global Content & Connectivity Fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the Global Content & Connectivity Fund.

•	Emerging Markets Risk — The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

•	Eurozone Investment Risks — A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom (the “UK”) voted to exit the EU (known as “Brexit”). As a consequence of the UK’s vote to withdraw from the EU, on March 29, 2017 the government of the UK triggered Article 50 of the Lisbon Treaty, launching a two-year withdrawal process. There is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the terms of withdrawal and new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the UK and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. One or more other countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy, and would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. To the extent that the Global Content & Connectivity Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Global Content & Connectivity Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Global Content & Connectivity Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

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Globalization Risks — The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the US or abroad, or a slowdown in the US economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging countries.

•	Industry Risk. Telecommunications — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens, rapid obsolescence of products and services due to product compatibility or changing consumer preferences and strong market reactions to technological developments throughout the industry, among other things. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short term impact on revenues, profits, and share valuations. Certain telecommunications companies allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Content & Connectivity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Media — Companies engaged in the design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Competitive pressures and government regulation can significantly affect media companies. Additionally, intellectual property rights are very important to many media companies and the expiration of intellectual property rights or other events that adversely affect a media company’s intellectual property rights may materially and adversely affect the value of its securities.

Information Technology — The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Global Content & Connectivity Fund. Finally, the Global Content & Connectivity Fund may be susceptible to factors affecting the technology and technology-related industries, and the Global Content & Connectivity Fund’s NAV may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources.

These risks may be heightened for telecommunications, media, and technology companies in foreign markets.

•	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Adviser believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Adviser has placed on it.

•	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception. In addition the portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

•	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Content & Connectivity Fund holds, then the value of the Global Content & Connectivity Fund’s shares may decline.

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Non-Diversification Risk. The Global Content & Connectivity Fund is classified as a “non-diversified” mutual fund, which means that a greater proportion of its assets may be invested in the securities of a single issuer than a “diversified” mutual fund. As a non-diversified mutual funds, more of the Global Content & Connectivity Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Content & Connectivity Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund. The ability to invest in a more limited number of securities may increase the volatility of the Global Content & Connectivity Fund’s investment performance, as the Global Content & Connectivity Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund. If the securities in which the Global Content & Connectivity Fund invests perform poorly, the Global Content & Connectivity Fund could incur greater losses than it would have had if it had been invested in a greater number of securities.

•	Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of smaller capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Global Content & Connectivity Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

Changes to The GAMCO Global Opportunity Fund

Effective as of September 5, 2017, the following changes are being made with respect to The GAMCO Global Opportunity Fund.

Name Change

Effective as of September 5, 2017, “The GAMCO Global Opportunity Fund” will change its name and become “The Gabelli International Small Cap Fund” and all references to “The GAMCO Global Opportunity Fund” or the “Global Opportunity Fund” will be changed to “The Gabelli International Small Cap Fund” or the “International Small Cap Fund”, as the case may be.

Principal Investment Strategies

Effective as of September 5, 2017, the Principal Investment Strategies of the International Small Cap Fund will be as follows.

The International Small Cap Fund will invest primarily in a portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the International Small Cap Fund will consider various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Under normal market conditions, the International Small Cap Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of “small cap companies.” The Adviser currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The investment policy of the International Small Cap Fund relating to the type of securities in which 80% of the International Small Cap Fund’s net assets must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least sixty days notice prior to any change in this policy.

The International Small Cap Fund may invest in non-U.S. markets throughout the world, including emerging markets. The International Small Cap Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the International Small Cap Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the International Small Cap Fund’s non-U.S. investments.

In selecting investments, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller capitalization companies exhibit one or more of the following traits:

•	New products or technologies

•	New distribution methods

•	Rapid changes in industry conditions due to regulatory or other developments

•	Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.

In addition, because smaller capitalization companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.